UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07964

ACM MANAGED DOLLAR INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

ACM Managed Dollar Income Fund

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 46.4%
Industrial - 34.7%
Basic - 3.0%
Arch Western Finance LLC
6.75%, 7/01/13	US$	165	$160,050
Basell AF SCA
8.375%, 8/15/15 (a)		369	297,968
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)		464	492,768
Domtar Corp.
5.375%, 12/01/13		330	297,825
Evraz Group SA
8.25%, 11/10/15 (a)		665	655,224
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		550	589,875
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)		250	243,125
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.369%, 11/15/14 (b)		115	117,300
9.75%, 11/15/14		115	124,200
Huntsman International LLC
7.875%, 11/15/14		195	206,700
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		385	342,650
Jefferson Smurfit Corp. US
8.25%, 10/01/12		8	7,880
The Mosaic Co.
7.875%, 12/01/16 (a)(c)		445	480,600
NewMarket Corp.
7.125%, 12/15/16		80	79,200
NewPage Corp.
10.00%, 5/01/12		285	286,425
Novelis, Inc.
7.25%, 2/15/15		5	4,700
Peabody Energy Corp.
Series B
6.875%, 3/15/13		415	417,075

			4,803,565

Capital Goods - 4.4%
Alion Science and Technology Corp.
10.25%, 2/01/15	40	34,100
Allied Waste North America, Inc.
6.375%, 4/15/11	610	603,900
Series B
7.125%, 5/15/16	440	436,700
Associated Materials, Inc.
11.25%, 3/01/14 (d)	440	281,600
Ball Corp.
6.875%, 12/15/12	450	456,750
Berry Plastics Holding Corp.
8.875%, 9/15/14	155	147,250
10.25%, 3/01/16	130	113,750
Bombardier, Inc.
6.30%, 5/01/14 (a)	505	493,638
8.00%, 11/15/14 (a)	350	360,500
Case Corp.
7.25%, 1/15/16	370	370,000
Case New Holland, Inc.
7.125%, 3/01/14	270	269,325
Crown Americas
7.625%, 11/15/13	450	460,125
Goodman Global Holdings, Inc.
7.875%, 12/15/12	355	365,650
L-3 Communications Corp.
5.875%, 1/15/15	420	405,300
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14	330	328,350
8.875%, 2/15/09	655	657,456
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	135	135,000
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (e)(f)(g)	365	45,667
Terex Corp.
8.00%, 11/15/17	65	65,812
Trinity Industries, Inc.
6.50%, 3/15/14	535	525,637
United Rentals North America, Inc.
6.50%, 2/15/12	5	4,538
7.75%, 11/15/13	538	468,060

		7,029,108

Communications—Media - 5.4%
Allbritton Communications Co.
7.75%, 12/15/12	275	272,250
AMC Entertainment, Inc.
11.00%, 2/01/16	255	268,388
C&M Finance Ltd.
8.10%, 2/01/16 (a)	250	247,500

Cablevision Systems Corp.
Series B
8.00%, 4/15/12	290	281,300
CanWest MediaWorks, Inc.
8.00%, 9/15/12	2	1,888
Charter Communications Operations LLC
8.00%, 4/30/12 (a)	990	955,350
Clear Channel Communications, Inc.
5.50%, 9/15/14	545	415,418
5.75%, 1/15/13	290	240,131
CSC Holdings, Inc.
6.75%, 4/15/12	325	310,781
7.625%, 7/15/18	485	445,594
Dex Media West LLC
Series B
8.50%, 8/15/10	180	182,475
DirecTV Holdings LLC
6.375%, 6/15/15	605	580,800
EchoStar DBS Corp.
6.375%, 10/01/11	325	321,100
6.625%, 10/01/14	455	452,725
7.125%, 2/01/16	160	163,200
Gallery Capital SA
10.125%, 5/15/13 (a)	249	237,521
Intelsat Bermuda Ltd.
11.25%, 6/15/16	577	595,752
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15	285	286,425
Lamar Media Corp.
6.625%, 8/15/15	200	194,500
Liberty Media Corp.
7.875%, 7/15/09	120	121,829
8.25%, 2/01/30	150	143,946
LIN Television Corp.
6.50%, 5/15/13	120	112,950
Quebecor Media, Inc.
7.75%, 3/15/16	570	547,200
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13	252	225,540
Series A-3
8.875%, 1/15/16	235	219,725
Sinclair Television Group, Inc.
8.00%, 3/15/12	2	2,037
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	190	179,550
Univision Communications, Inc.
7.85%, 7/15/11	270	268,988
WMG Holdings Corp.
9.50%, 12/15/14 (d)	400	256,000
XM Satellite Radio, Inc.
9.75%, 5/01/14	170	164,475

		8,695,338

Communications - Telecommunications - 2.6%
Alltel Corp.
7.875%, 7/01/32	285	218,025
American Tower Corp.
7.00%, 10/15/17 (a)	100	100,500
7.125%, 10/15/12	427	438,743
Citizens Communications Co.
6.25%, 1/15/13	490	474,688
Cricket Communications, Inc.
9.375%, 11/01/14	260	243,750
Digicel Ltd.
9.25%, 9/01/12 (a)	349	355,561
Inmarsat Finance PLC
7.625%, 6/30/12	372	383,160
Level 3 Financing, Inc.
9.25%, 11/01/14	265	239,825
Mobile Telesystems Finance SA
9.75%, 1/30/08 (a)	625	624,950
PanAmSat Corp.
9.00%, 8/15/14	313	314,565
Rural Cellular Corp.
8.25%, 3/15/12	165	171,187
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	100	102,250
Windstream Corp.
8.125%, 8/01/13	198	204,930
8.625%, 8/01/16	231	242,550

		4,114,684

Consumer Cyclical - Automotive - 3.9%
Allison Transmission
11.00%, 11/01/15 (a)	75	68,250
Ford Motor Co.
7.45%, 7/16/31	816	605,880
Ford Motor Credit Co.
4.95%, 1/15/08	380	379,746
7.00%, 10/01/13	443	370,077
7.993%, 1/13/12 (b)	630	529,176
General Motors Acceptance Corp.
6.75%, 12/01/14	200	161,310
6.875%, 9/15/11	765	654,453
8.00%, 11/01/31	260	218,107
General Motors Corp.
8.25%, 7/15/23	740	588,300
8.375%, 7/15/33	720	579,600
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	59	61,508
9.00%, 7/01/15	338	358,280

Keystone Automotive Operations, Inc.
9.75%, 11/01/13	310	227,850
Lear Corp.
Series B
5.75%, 8/01/14	210	172,200
8.50%, 12/01/13	80	74,400
8.75%, 12/01/16	420	382,200
TRW Automotive, Inc.
7.25%, 3/15/17 (a)	580	520,550
Visteon Corp.
7.00%, 3/10/14	385	288,750

		6,240,637

Consumer Cyclical - Other - 4.9%
Boyd Gaming Corp.
7.75%, 12/15/12	155	156,938
Broder Brothers Co.
Series B
11.25%, 10/15/10	142	109,340
Gaylord Entertainment Co.
8.00%, 11/15/13	350	348,250
Greektown Holdings LLC
10.75%, 12/01/13 (a)	240	233,400
Harrah’s Operating Co., Inc
5.625%, 6/01/15	800	584,000
5.75%, 10/01/17	38	25,745
6.50%, 6/01/16	442	329,290
Host Hotels & Resorts LP
6.875%, 11/01/14	185	184,075
Host Marriott LP
Series Q
6.75%, 6/01/16	590	581,150
KB Home
7.75%, 2/01/10	230	212,750
Levi Strauss & Co.
8.875%, 4/01/16	225	217,687
MGM Mirage
6.625%, 7/15/15	620	581,250
8.375%, 2/01/11	620	633,950
Mohegan Tribal Gaming Auth
6.375%, 7/15/09	155	155,000
7.125%, 8/15/14	250	241,875
NCL Corp.
10.625%, 7/15/14	130	129,187
Park Place Entertainment
7.00%, 4/15/13	305	348,939
Penn National Gaming, Inc.
6.875%, 12/01/11	280	282,800
Six Flags, Inc.
9.625%, 6/01/14	150	110,625

Station Casinos, Inc.
6.625%, 3/15/18	960	657,600
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	300	303,000
Universal City Development Partners
11.75%, 4/01/10	335	346,725
Universal City Florida Holding Co.
8.375%, 5/01/10	110	110,550
William Lyon Homes, Inc.
10.75%, 4/01/13	206	123,600
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	770	756,525

		7,764,251

Consumer Cyclical - Retailers - 0.9%
Autonation, Inc.
7.243%, 4/15/13 (b)	55	50,737
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	130	104,325
Couche-Tard, Inc.
7.50%, 12/15/13	333	332,168
GSC Holdings Corp.
8.00%, 10/01/12	460	478,975
Rite Aid Corp.
6.875%, 8/15/13	230	167,325
9.25%, 6/01/13	210	184,275
9.375%, 12/15/15	165	136,950

		1,454,755

Consumer Non-Cyclical - 4.0%
Albertson’s, Inc.
7.45%, 8/01/29	510	490,844
ARAMARK Corp.
8.50%, 2/01/15	310	313,875
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)	519	510,561
Community Health Systems, Inc.
8.875%, 7/15/15	294	299,513
DaVita, Inc.
7.25%, 3/15/15	250	250,625
Dean Foods Co.
7.00%, 6/01/16	125	111,250
Dole Food Co., Inc.
7.25%, 6/15/10	5	4,550
8.625%, 5/01/09	180	173,700
8.875%, 3/15/11	92	85,100
Elan Finance PLC Elan Finance Corp.
7.75%, 11/15/11	590	554,600
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	190	194,750

HCA, Inc.
6.25%, 2/15/13	5	4,375
6.375%, 1/15/15	415	350,675
6.50%, 2/15/16	290	245,050
6.75%, 7/15/13	10	8,900
7.875%, 2/01/11	415	404,625
9.625%, 11/15/16 (h)	485	512,887
Healthsouth Corp.
10.75%, 6/15/16	50	52,250
IASIS Healthcare Corp.
8.75%, 6/15/14	345	345,000
Select Medical Corp.
7.625%, 2/01/15	285	243,675
Spectrum Brands, Inc.
7.375%, 2/01/15	125	92,500
Stater Brothers Holdings
8.125%, 6/15/12	165	162,937
Tenet Healthcare Corp.
7.375%, 2/01/13	270	236,250
9.875%, 7/01/14	150	142,875
Ventas Realty LP CAP CRP
6.75%, 4/01/17	157	155,430
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	168	153,720
Visant Corp.
7.625%, 10/01/12	210	211,050

		6,311,567

Energy - 1.5%
Chesapeake Energy Corp.
7.50%, 9/15/13	185	189,163
7.75%, 1/15/15	485	494,700
CIE Generale De Geophysique
7.50%, 5/15/15	145	146,813
7.75%, 5/15/17	25	25,250
Complete Production Services, Inc.
8.00%, 12/15/16	95	91,913
Grant Prideco, Inc.
Series B
6.125%, 8/15/15	125	130,625
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	115	112,987
PetroHawk Energy Corp.
9.125%, 7/15/13	217	228,392
Plains Exploration & Production Co.
7.75%, 6/15/15	160	160,000
Pride International, Inc.
7.375%, 7/15/14	95	97,612
Range Resources Corp.
7.50%, 5/15/16	265	270,300
Tesoro Corp.
6.25%, 11/01/12	400	400,000

		2,347,755

Other Industrial - 0.2%
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	285	279,300
11.75%, 8/01/16	115	112,125

		391,425

Services - 0.5%
Noble Group Ltd.
6.625%, 3/17/15 (a)	401	380,665
Realogy Corp.
10.50%, 4/15/14 (a)	175	130,812
Service Corp. International
6.75%, 4/01/16	165	158,813
West Corp.
9.50%, 10/15/14	80	78,400

		748,690

Technology - 2.6%
Amkor Technology, Inc.
9.25%, 6/01/16	405	406,013
Avago Technologies Finance
10.125%, 12/01/13	230	240,638
CA, Inc.
4.75%, 12/01/09 (a)	200	200,608
First Data Corp.
9.875%, 9/24/15 (a)	143	132,990
Flextronics International Ltd.
6.50%, 5/15/13	435	421,950
Freescale Semiconductor, Inc.
8.875%, 12/15/14	580	517,650
10.125%, 12/15/16	220	181,500
Iron Mountain, Inc.
6.625%, 1/01/16	410	387,962
Nortel Networks Ltd.
10.125%, 7/15/13 (a)	235	242,050
NXP BV / NXP Funding LLC
7.993%, 10/15/13 (b)	170	156,400
9.50%, 10/15/15	180	164,925
Seagate Technology HDD Holding
6.375%, 10/01/11	298	293,902
Serena Software, Inc.
10.375%, 3/15/16	270	265,950
Sungard Data Systems, Inc.
9.125%, 8/15/13	490	498,575

		4,111,113

Transportation - Airlines - 0.3%
AMR Corp.
9.00%, 8/01/12	242	238,975
Continental Airlines, Inc.
8.75%, 12/01/11	260	245,050
Series RJO3
7.875%, 7/02/18	84	80,016

		564,041

Transportation - Services - 0.5%
Avis Budget Car Rental
7.75%, 5/15/16	255	239,700
Hertz Corp.
8.875%, 1/01/14	305	309,194
10.50%, 1/01/16	235	243,225

		792,119

		55,369,048

Utility - 4.8%
Electric - 4.2%
The AES Corp.
7.75%, 3/01/14	630	634,725
8.75%, 5/15/13 (a)	51	53,179
Allegheny Energy Supply
7.80%, 3/15/11	280	291,900
8.25%, 4/15/12 (a)	345	368,288
Aquila, Inc.
14.875%, 7/01/12	200	251,000
CMS Energy Corp.
8.50%, 4/15/11	215	231,600
Dynegy Holdings, Inc.
7.75%, 6/01/19	320	295,200
8.375%, 5/01/16	425	415,438
Edison Mission Energy
7.00%, 5/15/17	200	196,500
7.50%, 6/15/13	500	512,500
7.75%, 6/15/16	170	175,100
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)	175	175,875
Mirant Americas Generation LLC
8.50%, 10/01/21	400	367,000
NRG Energy, Inc.
7.25%, 2/01/14	85	82,875
7.375%, 2/01/16 - 1/15/17	926	902,801
Reliant Energy, Inc.
7.625%, 6/15/14	185	183,150
7.875%, 6/15/17	225	222,750
Sierra Pacific Resources
8.625%, 3/15/14	260	277,818
TECO Energy, Inc.
7.50%, 6/15/10	1	1,020
Teco Finance, Inc.
6.572%, 11/01/17 (a)	174	184,257
7.00%, 5/01/12 (a)	251	265,795
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)	130	128,700

TXU Corp.
Series P
5.55%, 11/15/14	251	200,344
Series Q
6.50%, 11/15/24	379	276,446

		6,694,261

Natural Gas - 0.6%
El Paso Corp.
7.375%, 12/15/12	330	337,854
Enterprise Products Operating LP
8.375%, 8/01/66 (i)	460	470,967
Regency Energy Partners
8.375%, 12/15/13	98	100,940

		909,761

		7,604,022

Non Corporate Sectors - 4.2%
Structured Note - 4.2%
High Yield Total Return Trust
Series 2007-1
4.669%, 7/01/08 (a)(b)	2,990	2,837,414
Racers
Series 06-6-T
4.851%, 7/01/08 (a)(b)	4,200	3,909,100

		6,746,514

Financial Institutions - 1.4%
Banking - 0.5%
ALB Finance BV
9.25%, 9/25/13 (a)	273	209,336
Kazkommerts International BV
8.50%, 4/16/13 (a)	350	313,495
RS Finance (RSB)
7.50%, 10/07/10 (a)	270	242,293

		765,124

Finance - 0.3%
Residential Capital LLC
7.875%, 6/30/10	280	179,200
8.00%, 4/17/13	210	129,150
8.375%, 6/30/15	225	136,125

		444,475

Insurance - 0.2%
Crum & Forster Holdings Corp.
7.75%, 5/01/17	220	215,875
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	95	83,923

		299,798

Other Finance - 0.2%
Trains HY-1-2006
7.117%, 5/01/16 (a)	440	427,003
REITS - 0.2%
American Real Estate Partners LP
7.125%, 2/15/13 (a)	315	296,100

		2,232,500

Credit Default Index Holdings - 1.3%
DJ CDX.NA.HY-100 - 1.3%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)	1,100	1,067,000
Dow Jones CDX HY
Series 4-T1
8.25%, 6/29/10 (a)	945	978,334

		2,045,334

Total Corporates - Non-Investment Grades (cost $81,869,957)		73,997,418

EMERGING MARKETS - NON-INVESTMENT GRADES - 41.9%
Non Corporate Sectors - 41.1%
Sovereign - 41.1%
Argentina - 2.1%
Republic of Argentina
5.389%, 8/03/12 (b)	1,180	1,048,887
8.28%, 12/31/33	2,124	2,020,885
Series V
7.00%, 3/28/11	275	253,779

		3,323,551

Brazil - 8.8%
Republic of Brazil
6.00%, 1/17/17	1,373	1,394,968
7.125%, 1/20/37	5,272	5,996,900
8.25%, 1/20/34	1,949	2,458,663
8.75%, 2/04/25	515	652,763
8.875%, 10/14/19	2,794	3,471,545

		13,974,839

Colombia - 1.8%
Republic of Colombia
7.375%, 9/18/37	950	1,056,875
10.75%, 1/15/13	237	290,918
11.75%, 2/25/20	1,028	1,529,150

		2,876,943

Costa Rica - 0.3%
Republic of Costa Rica
8.05%, 1/31/13 (a)	181	197,109
8.11%, 2/01/12 (a)	188	203,040

		400,149

Dominican Republic - 0.3%
Dominican Republic
8.625%, 4/20/27 (a)(b)	370	425,500

Ecuador - 0.8%
Republic of Ecuador
10.00%, 8/15/30 (a)(c)	1,380	1,335,150
El Salvador - 0.6%
El Salvador Government International Bond
7.625%, 9/21/34 (a)	150	174,375
7.65%, 6/15/35 (a)	355	407,363
8.50%, 7/25/11 (a)	400	439,796

		1,021,534

Indonesia - 2.3%
Indonesia Government International Bond
6.625%, 2/17/37 (a)	520	494,675
6.75%, 3/10/14 (a)	945	973,350
6.875%, 3/09/17 (a)	378	392,175
7.25%, 4/20/15 (a)	976	1,028,704
7.50%, 1/15/16 (a)	270	289,980
8.50%, 10/12/35 (a)	390	454,935

		3,633,819

Jamaica - 0.3%
Government of Jamaica
9.25%, 10/17/25	100	112,750
10.625%, 6/20/17	270	323,325

		436,075

Lebanon - 0.7%
Lebanese Republic
7.875%, 5/20/11 (a)	325	317,687
10.125%, 8/06/08 (a)	556	559,636
11.625%, 5/11/16 (a)	146	168,753

		1,046,076

Pakistan - 0.2%
Republic of Pakistan
6.875%, 6/01/17 (a)	438	354,780

Panama - 3.3%
Republic of Panama
6.70%, 1/26/36	3	3,169
7.125%, 1/29/26	927	1,024,335
7.25%, 3/15/15	1,728	1,900,800
8.875%, 9/30/27	724	939,390
9.375%, 7/23/12 - 4/01/29	1,153	1,475,445

		5,343,139

Peru - 2.8%
Republic of Peru
7.35%, 7/21/25	1,660	1,884,100
8.375%, 5/03/16	951	1,115,048
8.75%, 11/21/33	1,049	1,389,925
9.875%, 2/06/15	19	23,636

		4,412,709

Philippines - 5.3%
Republic of Philippines
7.50%, 9/25/24	1,059	1,191,375
7.75%, 1/14/31	555	641,857
8.25%, 1/15/14	226	254,589
8.375%, 2/15/11	31	33,449
8.875%, 3/17/15	1,888	2,221,232
9.00%, 2/15/13	44	50,105
9.50%, 2/02/30	249	334,594
9.875%, 1/15/19	2,628	3,440,052
10.625%, 3/16/25	205	294,175

		8,461,428

Russia - 0.1%
Alfa Bond Issuance PLC
8.625%, 12/09/15	225	216,511

Turkey - 5.6%
Republic of Turkey
6.875%, 3/17/36	1,611	1,582,808
7.00%, 6/05/20	1,950	2,021,175
7.375%, 2/05/25	1,523	1,610,572
9.50%, 1/15/14	151	176,859
11.00%, 1/14/13	1,469	1,798,056
11.50%, 1/23/12	1,447	1,754,487

		8,943,957

Ukraine - 0.4%
Ukraine Government International Bond
6.58%, 11/21/16 (a)	334	328,990
6.75%, 11/14/17 (a)	228	222,300
7.65%, 6/11/13 (a)	112	118,888

		670,178

Uruguay - 1.2%
Republic of Uruguay
7.625%, 3/21/36	140	152,600
7.875%, 1/15/33 (h)	1,083	1,213,014
9.25%, 5/17/17	505	608,525

		1,974,139

Venezuela - 4.2%
Republic of Venezuela
5.75%, 2/26/16	2,115	1,712,745
6.00%, 12/09/20	233	176,498
6.18%, 4/20/11 (a)(b)	120	108,528
7.00%, 12/01/18 (a)	610	520,940
7.65%, 4/21/25	1,942	1,677,403
8.50%, 10/08/14	1,165	1,127,137
9.25%, 9/15/27	1,123	1,120,192
9.375%, 1/13/34	318	316,410

		6,759,853

		65,610,330

Corporate Sectors - 0.8%
Financial Institutions - 0.6%
Banking - 0.3%
Banco BMG SA
9.15%, 1/15/16 (a)	450	457,123

Finance - 0.3%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)	417	473,044

		930,167

Industrial - 0.2%
Consumer Cyclical - Other - 0.2%
Royal Caribbean Cruises Ltd.
8.00%, 5/15/10	235	242,949

Total Emerging Markets - Non-Investment Grades (cost $61,709,772)		66,783,446

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 10.4%
Sovereigns - 10.4%
Bulgaria - 0.2%
Republic of Bulgaria
8.25%, 1/15/15 (a)	355	415,350

Malaysia - 1.7%
Malaysia
7.50%, 7/15/11	2,441	2,674,294

Mexico - 2.8%
United Mexican States
Series A
8.00%, 9/24/22	3,656	4,493,224

Russia - 5.5%
Russian Federation
7.50%, 3/31/30 (a)(c)	7,119	8,097,965
11.00%, 7/24/18 (a)	435	620,962

		8,718,927

South Africa - 0.2%
Republic of South Africa
5.875%, 5/30/22	200	198,000
7.375%, 4/25/12	142	153,715

		351,715

Total Government-Related - Non-U.S. Issuers (cost $12,862,457)		16,653,510

CORPORATES - INVESTMENT GRADES - 7.3%
Industrial - 4.0%
Basic - 0.7%
Southern Copper Corp.
7.50%, 7/27/35	300	317,733
Vale Overseas Ltd.
6.875%, 11/21/36	404	408,691
Weyerhaeuser Co.
7.375%, 3/15/32	315	316,117

		1,042,541

Communications - Telecommunications - 1.2%
Qwest Corp.
8.875%, 3/15/12	1,360	1,455,200
Sprint Capital Corp.
6.875%, 11/15/28	250	237,091
8.75%, 3/15/32	145	163,443

		1,855,734

Consumer Cyclical - Retailers - 0.1%
Limited Brands, Inc.
5.25%, 11/01/14	187	167,846

Consumer Non-Cyclical - 0.8%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	180	179,895
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	825	871,562
7.625%, 6/01/16	290	308,269

		1,359,726

Energy - 1.1%
Gazprom
6.212%, 11/22/16 (a)	100	97,020
6.51%, 3/07/22 (a)	1,200	1,140,840
TNK-BP Finance SA
7.50%, 7/18/16 (a)	575	560,661

		1,798,521

Technology - 0.1%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	178	179,986

		6,404,354

Financial Institutions - 1.4%
Banking - 0.4%
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (i)	74	76,348
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (a)	163	154,084
VTB Capital SA
6.609%, 10/31/12 (a)	410	402,415

		632,847

Brokerage - 0.3%
Bear Stearns Co., Inc.
5.55%, 1/22/17	265	237,496
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17	355	341,029

		578,525

Finance - 0.5%
Capital One Financial Corp.
6.75%, 9/15/17	87	83,444
CIT Group, Inc.
5.125%, 9/30/14	270	237,835
Countrywide Financial Corp.
6.25%, 5/15/16	180	103,602
Series MTN
5.80%, 6/07/12	62	45,291
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	6	4,332
SLM Corp.
4.50%, 7/26/10	130	119,236
5.125%, 8/27/12	195	174,415

		768,155

Insurance - 0.2%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	280	285,157

		2,264,684

Utility - 1.0%
Electric - 0.4%
AES El Salvador Trust
6.75%, 2/01/16 (a)	270	267,705
FPL Group Capital, Inc.
6.35%, 10/01/66 (i)	310	293,195

		560,900

Natural Gas - 0.6%
Williams Cos, Inc.
7.625%, 7/15/19	930	1,007,887

		1,568,787

Non Corporate Sectors - 0.9%
Agencies - Not Government Guaranteed - 0.9%
Gaz Capital for Gazprom
6.51%, 3/07/22 (a)	798	771,506
Petronas Capital Ltd.
7.00%, 5/22/12 (a)	614	668,505

		1,440,011

Total Corporates - Investment Grades (cost $11,481,473)		11,677,836

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Non Corporate Sectors - 0.3%
Agencies - Government Sponsored - 0.3%
Federal Home Loan Mortgage Corp.
8.375%	6,750	176,512
Federal National Mortgage Association
8.25%	9,550	245,913

		422,425

Financial Institutions - 0.1%
REITS - 0.1%
Sovereign REIT
12.00% (a)		185	241,425

Total Non-Convertible - Preferred Stocks (cost $575,850)			663,850

	Principal Amount (000)
GOVERNMENT-RELATED - U.S. AGENCIES - 0.2%
Agency Debentures - 0.2%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a) (cost $283,078)	US$	285	284,288

	Shares
WARRANTS - 0.1%
Central Bank of Nigeria, expiring 11/15/20 (j)		1,000	230,000
Republic of Venezuela, expiring 4/15/20 (j)		7,140	0

Total Warrants (cost $0)			230,000

	Principal Amount (000)
ASSET BACKED SECURITIES - 0.1%
Other - Floating Rate - 0.1%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
5.965%, 2/25/47 (a)(b) (cost $109,037)	US$	110	109,375

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (k) (cost $2,047,459)		2,047,459	2,047,459

Total Investments - 108.1%
(cost $170,939,083)			172,447,182
Other assets less liabilities - (8.1)%			(12,962,657)

Net Assets - 100.0%			$159,484,525

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. Republic of Philippines 10.625% 3/16/25	$510	4.95%	3/20/09	$31,390
JPMorgan Chase Gazprom OAO 10.50%, 10/21/09	1,490	1.04	10/20/10	(14,718)
Lehman Brothers Republic of Venezuela 9.25%, 9/15/27	1,920	0.69	3/21/08	(2,445)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Deutche-Alex Brown	3.90%	1/15/08	$1,031,208
Deutche-Alex Brown	3.95	1/15/08	6,060,136
Deutche-Alex Brown	4.00	1/15/08	925,066
Deutche-Alex Brown	4.00	1/15/08	3,339,599
Deutche-Alex Brown	3.90	12/31/08	1,237,298
Deutche-Alex Brown	4.40	12/31/08	3,621,450

			$16,214,757

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $45,296,514 or 28.4% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2007.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Illiquid security, valued at fair value. (See note A)

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of December 31, 2007, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	2/26/99	$4,895,369	$45,667	0.03%

(g)	Security is in default and is non-income producing.
(h)	Pay-In-Kind Payments (PIK).
(i)	Variable rate coupon, rate shown as of December 31, 2007.
(j)	Non-income producing security.
(k)	Investment in affiliated money market mutual fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Dollar Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 22, 2008